Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Right of Use (“ROU”) Assets and Liabilities	The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of September 30, 2024 and December 31, 2023:
	September 30,	December 31,
	2024	2023
Operating lease assets	$200,716	$277,995

Operating lease liabilities:
Current operating lease liabilities	108,145	89,318
Long term operating lease liabilities	98,133	190,989
Total operating lease liabilities	$206,278	$280,307
The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of December 31, 2023 and 2022:
	December 31,	December 31,
	2023	2022
Operating lease assets	$277,995	$57,408
Operating lease liabilities:
Current operating lease liabilities	89,318	74,266
Long term operating lease liabilities	190,989	-
Total operating lease liabilities	$280,307	$74,266

Schedule of Lease Payments	Remaining lease payments as of September 30, 2024 are as follows:
Year ending December 31,
2024	28,644
2025	116,965
2026	70,179
Total lease payments	215,788
Less: imputed interest	(9,510)
Total	$206,278
Remaining lease payments as of December 31, 2023 are as follows:
Year ending December 31,
2024	111,395
2025	116,965
2026	70,179
Total lease payments	298,539
Less: imputed interest	(18,232)
Total	$280,307